DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Gain (Loss) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of Derivative Warrant Liability Gain (Loss) [Abstract]
Balance	$ 23,120,000
Decrease in fair value	(10,580,000)	$ 17,284,000
Reclassification to additional paid-in capital upon exercise of warrants	(7,301,000)	(3,518,000)
Balance	$ 5,239,000	$ 23,120,000